INVESTMENT SECURITIES - Schedule of Investment Securities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Investments, Debt and Equity Securities [Abstract]
Net losses recognized on market equity securities	$ (165,440)
Less: Net losses recognized on marketable equity securities sold during the year	165,440
Unrealized losses recognized on marketable equity securities still held at the reporting date	$ 0